Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 735,400	¥ 618,300
Provision for credit losses	(209,806)	(102,121)
Foreign exchange gains (losses)—net	69,433	(108,687)
Trading account profits —net	244,303	547,299
Equity in earnings of equity method investees—net	140,420	165,487
Impairment of goodwill	(106,479)	(241,356)
Reversal of off-balance sheet credit instruments	36,551	63,342
Income before income tax expense	1,146,114	838,492
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	735,000	618,000
Provision for credit losses	(210,000)	(102,000)
Foreign exchange gains (losses)—net	87,000	(32,000)
Trading account profits —net	83,000	505,000
Equity investment securities gains (losses)—net	694,000	(26,000)
Debt investment securities losses—net	(204,000)	(136,000)
Equity in earnings of equity method investees—net	140,000	165,000
Impairment of goodwill	(106,000)	(241,000)
Reversal of off-balance sheet credit instruments	37,000	63,000
Other—net	(110,000)	24,000
Income before income tax expense	¥ 1,146,000	¥ 838,000